Partnership Equity and Distributions (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Partnership Equity and Distributions
Target amount

	Marginal Percentage Interest in Distributions
Total Quarterly Distribution Target Amount	Unitholders	General Partner (as holder of IDRs)
above $0.1955 up to $0.2125	85%	15%
above $0.2125 up to $0.2550	75%	25%
above $0.2550	50%	50%

	Marginal Percentage Interest in Distributions
Total Quarterly Distribution Target Amount	Unitholders	General Partner (as holder of IDRs)
above $0.1955 up to $0.2125	85%	15%
above $0.2125 up to $0.2550	75%	25%
above $0.2550	50%	50%

Schedule of quarterly cash distribution to partners

(in thousands, except per unit data)	Three months ended June 30, 2015	Six months ended June 30, 2015
General Partner:
Distribution declared per unit	$—	$—
Total distribution	$—	$—

Limited Partners:
Common unitholders:
Distribution declared per unit	$0.19	$0.37
Total distribution	$14,429	$28,098
Subordinated unitholders:
Distribution declared per unit	$0.19	$0.37
Total distribution	$14,429	$28,098